Consolidated statement of comprehensive income - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Consolidated statement of comprehensive income
Net income for the year	R$ 1,504,768	R$ 1,166,284	R$ 1,292,300
Other comprehensive income that may be reclassified to the statement of income in subsequent years
Currency translation adjustment	(677)	(117)	959
Loss on investments designated at fair value through OCI	(162)	411	(421)
Income tax and social contribution	55	(140)	143
Other comprehensive income for the year	1,503,984	1,166,438	1,292,981
Attributable to
Equity holders of the parent	1,503,984	1,166,256	1,292,339
Non-controlling interests	0	182	642
Net income for the year	R$ 1,503,984	R$ 1,166,438	R$ 1,292,981